Customer deposits (Tables)	12 Months Ended
Dec. 31, 2015
Customer deposits [Abstract]
Customer deposits
	December 31, 2014	December 31, 2015
	US$	US$
Advances for real estate properties under development	1,021,782,194	1,255,600,108
Add: increase in revenue recognized in excess of amounts received from customers	6,346,284	18,940,748
Less: recognized as progress billings (see Note 4)	(920,965,080)	(1,210,089,345)

Total net balance	107,163,398	64,451,511